Operating Lease (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Operating Lease [Abstract]
Schedule of Maturities of Operating Lease Liabilities

The following table presents maturities of operating lease liabilities on an undiscounted basis as of September 30, 2025 ($ in thousands):

Years ending June 30,
2026	$174
2027	237
2028	243
2029	248
2030	253
Thereafter	162
Total	1,317
Less imputed interest	(136)
Total lease liability - operating	1,181
Less: lease liability - operating, current portion	189
Lease liability - operating, long-term portion	$992

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2025 ($ in thousands):

For the years ending June 30,
2026	$173
2027	178
2028	182
2029	187
2030	191
Thereafter	146
Total	1,058
Less imputed interest	(117)
Total lease liability - operating	941
Less: lease liability - operating, current portion	138
Lease liability - operating, long-term portion	$803